CONSOLIDATED BALANCE SHEET - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash & cash equivalents	$ 1,277	$ 80,353
Deposits and advances	3,662	4,290
Related party receivables	172,095	119,599
Total current assets	177,034	204,242
Property and equipment, net	98,620	134,315
Intangible assets, net	2,044	2,044
Total assets	277,698	340,601
Current liabilities:
Accounts payable and accrued expenses	10,454	15,366
Total current liabilities	10,454	15,366
Total liabilities	10,454	15,366
Commitments and contingencies
Stockholders' equity (deficit):
Series A preferred stock, $0.001 par value. 1 share issued and outstanding
Common stock, $0.001 par value. 4,634,599 and 4,429,599 shares issued and outstanding as of December 31, 2018 and 2017, respectively	4,635	4,430
Additional paid-in capital	1,431,796	1,097,682
Accumulated other comprehensive loss	10,682	1,227
Accumulated deficit	(1,179,869)	(778,104)
Total stockholders' equity (deficit)	267,244	325,235
Total liabilities and stockholders' equity (deficit)	$ 277,698	$ 340,601